CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2017
CONCENTRATION OF RISKS [Abstract]
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, time deposits and accounts receivable. As of December 31, 2017, substantially all of the Group’s cash and cash equivalents and time deposits were deposited in financial institutions located in the PRC, Hong Kong, Malta, Japan and USA, which management believes are of high credit quality.  Accounts receivable are typically unsecured and derived from commission earned from lottery administration centers in the PRC. The risk with respect to accounts receivable ismitigated by credit evaluations the Group performs on its lottery administration centers and its ongoing monitoring of outstanding balances.

Certain Risks and Uncertainties

The Group’s newly acquired subsidiary, the Multi Group’s operations are dependent on its continued licensing by the Nordic countries gaming regulatory bodies such as the Curacao e-Gaming license, the remote gambling licenses from Malta, the remote operating licenses from the UK, and the remote bookmaker’s license from Ireland. The loss of a license could have a material adverse effect on future results of its operations. The Group is dependent on the PRC and European markets for a significant number of its patrons and revenues. If economic conditions in these areas deteriorate or additional gaming licenses are awarded to other competitors, the Group’s results of operations could be adversely affected.

The Group is also dependent on the PRC economy in general, and any deterioration in the national economic, energy, credit and capital markets could have a material adverse effect on future results of operations. The Group is dependent upon a stable gaming and admission tax structure in the locations in which it operates. Any change in the tax structure could have a material adverse effect on future results of operations.

The Group transacts the majority of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Current vulnerability due to change of regulations or policies

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 30 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

In October 2012, the Group was notified by China Sports Lottery Administration Center that the Group was one of the two entities that had been approved by the Ministry of Finance (“MOF”) to conduct online sales of sports lottery products in PRC on behalf of China Sports Lottery Administration Center. In particular, such approval mandated that the China Sports Lottery Administration Center use its best effort to develop an online lottery sales management system as part of a pilot program for online lottery sales in PRC, and once such a management system is finished, the China Sports Lottery Administration Center should apply again for approval from the MOF for official commencement of online lottery sales in the PRC. However, since the operation of online sports lottery sales services by China Sports Lottery Administration Center itself is in a pilot phase and is subject to further approval by the MOF, the Group’s operation of online sales of sports lottery products may be subject to suspension if China Sports Lottery Administration Center fails to obtain such further approval from the MOF.

On January 15, 2015, the MOF, the Ministry of Civil Affairs and the General Administration of Sports of the People’s Republic of China jointly promulgated the Notice on Issues related to the Self-Inspection and Self-Remedy of Unauthorized Online Lottery Sales (the “Self-Inspection Notice”), as a further step to regulate the lottery market in PRC and sanction unauthorized online lottery sales. On February 28, 2015, all sports lottery administration centers temporarily suspended online purchase orders for lottery products in response to the Self-Inspection Notice.

On April 3, 2015, eight competent government authorities, namely, the MOF, the Ministry of Public Security, the State Administration for Industry and Commerce, the Ministry of Industry and Information Technology, Ministry of Civil Affairs, People’s Bank of China, the General Administration of Sports of China and China Banking Regulatory Commission, jointly released a public bulletin with regard to online lottery sales in China, or Bulletin 18. Bulletin 18 mandates, among other things, that (i) all institutions, online entities, or individuals which provide unauthorized online lottery sales services, either directly or through agents, shall immediately cease such services and all provincial governmental authorities of finance, civil affairs and sports shall investigate and sanction unauthorized online lottery sales in their respective jurisdictions according to relevant laws and regulations; and (ii) lottery issuance authorities that plan to sell lottery products online are required to obtain a consent from the Ministry of Civil Affairs or the General Administration of Sports of China in order to submit an application for written approval by the MOF.

Although the Group is one of the two entities that had been approved by the MOF to conduct online sales of sports lottery products in PRC on behalf of China Sports Lottery Administration Center, the Group decided to voluntarily and temporarily suspend all of its lottery sales services on April 4, 2015. As of December 31, 2017, the online lottery sales business is still not resumed.